Commitments and Contingencies (Details) (USD $)	0 Months Ended	9 Months Ended		0 Months Ended
	Nov. 15, 2012	Sep. 30, 2012 claims	Dec. 31, 2011	Apr. 02, 2012 Martinez Marine Terminal Acquisition	Sep. 14, 2012 Long Beach Assets Acquisition	Nov. 15, 2012 Anacortes Rail Facility Acquisition
Acquisition
Initial public offering date		Apr. 26, 2011
Years to identify conditions after the date of purchase (years)	5 years			5 years	5 years	5 years
Aggregate annual deductible	$ 600,000		$ 250,000
Number of outstanding lawsuits, administrative proceedings and governmental investigations (claims)		0
Environmental liabilities retained by Sponsor			$ 3,900,000